Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 97.9%
AUSTRALIA — 1.4%
Mesoblast Ltd.*	1,699	$6,271
Netwealth Group Ltd.	1,510	16,628
		22,899
BELGIUM — 1.0%
Biocartis Group NV*	862	4,549
Melexis NV	147	11,437
		15,986
CANADA — 2.7%
Kinaxis, Inc.*	300	44,161
CHINA — 2.8%
Airtac International Group	2,000	45,498
DENMARK — 1.5%
ALK-Abello A/S*	72	23,673
FRANCE — 1.0%
Cellectis SA*	506	9,385
ESI Group*	135	6,126
		15,511
GERMANY — 6.8%
Aumann AG*	165	2,171
Hypoport AG*	107	67,026
New Work SE	80	24,434
zooplus AG*	84	15,620
		109,251
HONG KONG — 0.7%
Hypebeast Ltd.*	47,500	4,569
Johnson Electric Holdings Ltd.	3,000	6,538
		11,107
IRELAND — 1.0%
Keywords Studios PLC	586	16,454
ISRAEL — 2.0%
Maytronics Ltd.	2,033	31,264
ITALY — 5.4%
Brunello Cucinelli SpA*	991	30,215
Reply SpA	353	40,686
Technogym SpA*	1,951	16,686
		87,587
JAPAN — 34.1%
Anicom Holdings, Inc.	1,200	12,211
Bengo4.com, Inc.*	700	74,632
COLOPL, Inc.	1,900	16,230
Daikyonishikawa Corp.	1,000	5,321
Demae-Can Co., Ltd.*	1,800	48,039
DMG Mori Seiki Co., Ltd.	900	12,477
eGuarantee, Inc.	1,000	22,833
Healios K.K.*	700	12,515
Ichiyoshi Securities Co., Ltd.	1,700	7,626
Infomart Corp.	3,300	29,277
Inter Action Corp.	400	7,407
Iriso Electronics Co., Ltd.	300	12,198
Istyle, Inc.*	2,600	7,959
JMDC, Inc.*	400	17,676
Katitas Co., Ltd.	1,000	28,417
KH Neochem Co., Ltd.	500	11,744
Kitanotatsujin Corp.	3,600	18,668
Link And Motivation, Inc.	2,300	8,687

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
Locondo, Inc.*	700	$21,479
Megachips Corp.	1,200	32,828
Optex Group Co., Ltd.	700	11,290
Outsourcing, Inc.	3,000	27,839
Raksul, Inc.*	1,200	48,931
Sato Holdings Corp.	500	10,677
Tsugami Corp.	2,400	28,185
Uzabase, Inc.*	400	14,380
		549,526
SOUTH KOREA — 6.7%
Cafe24 Corp.*	217	11,073
Douzone Bizon Co., Ltd.	622	55,428
Genexine Co., Ltd.*	100	12,199
Koh Young Technology, Inc.	374	28,617
		107,317
SWEDEN — 11.2%
AddTech AB, B Shares	3,092	40,507
Avanza Bank Holding AB	3,180	62,500
Bactiguard Holding AB*	403	7,807
Cellavision AB*	182	7,266
HMS Networks AB*	902	20,605
Paradox Interactive AB	343	11,629
Storytel AB*	386	10,760
VNV Global AB*	1,254	10,023
Xvivo Perfusion AB*	301	9,130
		180,227
SWITZERLAND — 3.2%
Bossard Holding AG	163	29,444
Sensirion Holding AG*	326	17,057
u-blox Holding AG*	102	5,667
		52,168
TAIWAN — 5.2%
ASPEED Technology, Inc.	1,000	39,568
Chroma ATE, Inc.	3,000	15,991
Global Unichip Corp.	2,000	18,147
TCI Co., Ltd.	1,148	10,725
		84,431
UNITED KINGDOM — 11.2%
Alpha FX Group PLC*	679	9,419
Dialog Semiconductor PLC*	508	22,141
dotdigital group PLC	2,785	5,093
Draper Esprit PLC*	1,506	10,649
FDM Group Holdings PLC	2,049	26,781
First Derivatives PLC	720	30,738
Games Workshop Group PLC	240	31,488
Hotel Chocolat Group PLC	1,694	7,760
Naked Wines PLC	1,972	11,196
Team17 Group PLC*	1,781	15,995
Victoria PLC*	2,505	9,665
		180,925
TOTAL INVESTMENTS — 97.9%
(cost $1,059,266)		$1,577,985
Other assets less liabilities — 2.1%		34,606
NET ASSETS — 100.0%		$1,612,591

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$179,286	$1,398,699	$–	$1,577,985
Total	$179,286	$1,398,699	$–	$1,577,985

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.